SHARE-BASED COMPENSATION - Summary of aggregate option activities (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options - Beginning balance	4,380,000
Options granted in period	108,000
Number of Option - Exercised	(2,101,000)
Number of Options - Forfeited	(636,000)
Number of Options - Ending balance	1,751,000	4,380,000
Number of Options - Options exercisable	766,000
Number of Options - Options vested or expected to be vested	1,751,000
Weighted Average Exercise Price - Beginning balance	¥ 3.5
Weighted Average Exercise Price - Ending balance	3.5	¥ 3.5
Weighted Average Exercise Price - Options exercisable	3.5
Weighted Average Exercise Price - Options vested or expected to be vested	¥ 3.5
Weighted Average Remaining Contract Life - Options outstanding	1 year 10 months 28 days	2 years 7 months 17 days
Weighted Average Remaining Contract Life - Options exercisable	1 year 4 months 17 days
Weighted Average Remaining Contract Life - Options vested or expected to be vested	1 year 10 months 28 days
Aggregate Intrinsic Value - Options outstanding	¥ 45,349	¥ 118,421
Aggregate Intrinsic Value - Options exercisable	16,233
Aggregate Intrinsic Value - Options vested or expected to be vested	¥ 45,349